Share-based Compensation (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 07, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2014 Share Options [Member] USD ($)	Jun. 30, 2014 Share Options [Member] CNY	Jun. 30, 2013 Share Options [Member] USD ($)	Jun. 30, 2013 Share Options [Member] CNY	Jun. 30, 2012 Share Options [Member] USD ($)	Jun. 30, 2012 Share Options [Member] CNY	Jun. 30, 2014 Minimum [Member] Share Options [Member]	Jun. 30, 2014 Maximum [Member] Share Options [Member]	Jun. 30, 2014 Share Incentive Plans [Member] Share Options [Member]	Jun. 30, 2014 Share Incentive Plans [Member] Schedule A [Member] Share Options [Member]	Jun. 30, 2014 Share Incentive Plans [Member] Schedule B [Member] Share Options [Member]	Jun. 30, 2014 Share Incentive Plans [Member] Minimum [Member] Share Options [Member]	Jun. 30, 2014 Share Incentive Plans [Member] Maximum [Member] Share Options [Member]	Jun. 30, 2014 2013 Share Incentive Plan [Member] Share Options [Member]	Jun. 30, 2014 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vest period													4 years					5 years
Contractual lives of the awards											5 years	10 years				5 years	10 years	6 years
Proportion of options vest on the one-year anniversary of the vesting commencement date														25.00%
Proportion of options vested each month over remaining period thereafter														2.00%
Proportion of options vest at each anniversary															25.00%			20.00%
Percent of total number of Class A and Class B ordinary shares issued and outstanding used to compute maximum aggregate number of shares issued under the 2014 plan																			3.00%
Number of shares used to compute maximum aggregate number of shares issued under the 2014 plan																			3,000,000
Dividends declared	$ 24,000	147,650
Total fair value of shares vested						15,485		9,029		6,725
Aggregate intrinsic value for the outstanding options						542,746
Aggregate intrinsic value for the exercisable options						426,889
Number of Stock Options Exercised					7,663,409	7,663,409			0	0
Total intrinsic value of stock options exercised						201,691		78,973
Weighted average grant date fair value of options granted					$ 3.32		$ 2.24		$ 1.06
Share-based compensation expenses		30,243	5,705	8,252
Unrecognized compensation cost related to non-vested share options						66,370
Weighted average period over which unrecognized compensation cost is expected to be recognized					4 years 4 days	4 years 4 days